UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:   10/31/10

Item 1.  Reports to Stockholders.

Toews Hedged Emerging Markets Fund

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged International Developed Markets Fund

Toews Hedged Large Cap Fund

Toews Hedged Small & Mid Cap Fund

Semi-Annual Report

October 31, 2010

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and high yield bonds has the potential to generate above inflation returns for investors.  Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles.  As a consequence financial markets are ideal for risk amelioration strategies.  The objective of our strategy is to provide investors access to financial markets while reducing the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements.  When prices are rising, the system is fully invested in equities and we attempt to replicate the underlying index of the fund being managed.  At every point during a rising market our system maintains an exit point at some percent below the market at which we will exit.  As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining.  Just as our hedging point slowly increases during rising markets, our point of re-entry into the markets adjusts lower as markets move lower.  The longer that declines last, the more likely it is that we will re-enter the market at a lower point than we exited.  During severe declines the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each exit out of the market creates a possible market under-performance event.  If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level.  This can happen several days or several weeks after a hedge is initiated.  The greater the number of incidences of hedging per year, the more vulnerable the system is to under-performance.

In simple language, our system attempts to reduce the risk of significant loss.  But there may be a cost to implementing this system which can be realized if the funds under perform their benchmarks.  Ideal investors for our funds are those for whom loss avoidance is paramount.

Over the past 6 months ending October 31, 2010, the markets have been generally rising.  As a result, our funds (five of which were launched within the past 6 months) have realized gains during the past 6 months ranging from .31% to 8.15%.  Our Emerging Markets Fund saw 2 short term exit and re-entries during the past 6 months.  Our new funds, which were launched in the reporting period and have less than a full year of performance, each experienced one short term exit and re-entry.  As a result of these short term exit and re-entries, our funds generally under performed their benchmarks.

Our Outlook

The markets are characterized by improving global corporate earnings with a back drop of high debt levels in the U.S. private sector and ominous balance sheets at US and International banks.  In addition, the fiscal status of local and state governments in the United States, combined with high federal debt levels, is a set up for high volatility.  If the global economy continues to grow, it will reduce pressure on indebted entities and create the possibility for increases in equities markets.  However, there is very little slack in the economy if growth falters.  Should U.S. and global GDP measures turn lower, it could set us up for another episode of major losses across global financial assets.  Our system affords us the ability to stay committed to markets as long as they are rising, and to exit once they turn lower and if markets turn bearish.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

                Randall D. Schroeder

Co-Portfolio Manager

Co-Portfolio Manager

0045-NLD-1/7/2011

Toews Hedged Emerging Markets Fund
Portfolio Review (Unaudited)
Since Inception through October 31, 2010*

	Non-Annualized Total Returns as of October 31, 2010
		6 Months	1 Year	Since Inception*
Toews Hedged Emerging Markets Fund		0.16%	7.85%	19.21%
MSCI Emerging Markets Index		10.16%	23.89%	39.17%

* Commencement of operations is May 15, 2009.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.37% per the September 1, 2010 Prospectus.  The returns shown not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

	PORTFOLIO ANALYSIS (Unaudited)
	As of October 31, 2010
			Percent of
			Net Assets
Exchange Traded Funds			99.7%
Assets in Excess of Other Liabilities			0.3%
			100.0%

Toews Hedged Growth Allocation Fund
Portfolio Review (Unaudited)
Since Inception through October 31, 2010*

Non-Annualized Total Returns as of October 31, 2010
Since Inception*
Toews Hedged Growth Allocation Fund	1.60%
S&P 500 Total Return Index	5.64%

* Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s estimated total gross annual operating expenses, including underlying funds, are 1.74% per the September 1, 2010 Prospectus.  The returns shown not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2010
Percent of
Net Assets
Exchange Traded Funds	99.9%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.4)%
100.0%

Toews Hedged High Yield Bond Fund
Portfolio Review (Unaudited)
Since Inception through October 31, 2010*

Non-Annualized Total Returns as of October 31, 2010
Since Inception*
Toews Hedged High Yield Bond Fund	8.15%
Merrill Lynch High Yield Cash Pay Index	11.97%

* Commencement of operations is June 4, 2010.

The Merrill Lynch High Yield Cash Pay Index is an unmanaged portfolio constructed to mirror the public high-yield debt market.  Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s estimated total gross annual operating expenses, including underlying funds, are 1.70% per the September 1, 2010 Prospectus.  The returns shown not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2010
Percent of
Net Assets
Mutual Funds	64.7%
Exchange Traded Funds	34.0%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.8%
100.0%

Toews Hedged International Developed Markets Fund
Portfolio Review (Unaudited)
Since Inception through October 31, 2010*

	Non-Annualized Total Returns as of October 31, 2010
		Since Inception*
Toews Hedged International Developed Markets Fund		7.20%
MSCI EAFE Index		20.96%

* Commencement of operations is June 4, 2010.

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s estimated total gross annual operating expenses, including underlying funds, are 1.82% per the September 1, 2010 Prospectus.  The returns shown not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

	PORTFOLIO ANALYSIS (Unaudited)
	As of October 31, 2010
		Percent of
		Net Assets
Exchange Traded Funds		99.0%
Short-Term Investments		0.8%
Assets in Excess of Other Liabilities		0.2%
		100.0%

Toews Hedged Large Cap Fund
Portfolio Review (Unaudited)
Since Inception through October 31, 2010*

	Non-Annualized Total Returns as of October 31, 2010
		Since Inception*
Toews Hedged Large Cap Fund		6.00%
S&P 500 Total Return Index		11.97%

* Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s estimated total gross annual operating expenses, including underlying funds, are 1.60% per the September 1, 2010 Prospectus.  The returns shown not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

	PORTFOLIO ANALYSIS (Unaudited)
	As of October 31, 2010
		Percent of
		Net Assets
Short-Term Investments		78.5%
Assets in Excess of Other Liabilities		21.5%
		100.0%

Toews Hedged Small & Mid Cap Fund
Portfolio Review (Unaudited)
Since Inception through October 31, 2010*

	Non-Annualized Total Returns as of October 31, 2010
		Since Inception*
Toews Hedged Small & Mid Cap Fund		4.60%
Russell 2000 Total Return Index		11.52%
S&P Midcap 400 Total Return Index		13.25%
Blended Benchmark Index **		12.39%

* Commencement of operations is June 4, 2010.

The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

The S&P Midcap 400 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

** The Blended Benchmark Index represents a blend of 50% Russell 2000 Total Return Index and 50% S&P Midcap 400 Total Return Index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s estimated total gross annual operating expenses, including underlying funds, are 1.70% per the September 1, 2010 Prospectus.  The returns shown not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

	PORTFOLIO ANALYSIS (Unaudited)
	As of October 31, 2010
		Percent of
		Net Assets
Short-Term Investments		80.7%
Assets in Excess of Other Liabilities		19.3%
		100.0%

Toews Hedged Emerging Markets Fund
Portfolio of Investments
October 31, 2010 (Unaudited)

Shares		Market Value

EXCHANGE TRADED FUNDS -99.7%
EQUITY FUND - 99.7%
722,500	iShares MSCI Emerging Markets Index Fund	$ 33,328,925
710,100	Vanguard Emerging Markets ETF	33,253,983
	TOTAL EXCHANGE TRADED FUNDS	66,582,908
(Cost - $58,629,806)

TOTAL INVESTMENTS - 99.7%
	(Cost - $58,629,806)(a)	$ 66,582,908
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.3%	205,282
	NET ASSETS - 100.0%	$ 66,788,190

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
11	MSCI Emerging Markets E-Mini maturing December 2010	$ 52,275
(Underlying Face Amount at Value $610,390)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 7,953,102
Unrealized depreciation:		-
Net unrealized appreciation:		$ 7,953,102

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments
October 31, 2010 (Unaudited)

Shares		Market Value

	EXCHANGE TRADED FUNDS - 99.9%
	DEBT FUNDS - 20.6%
19,804	iShares iBoxx $ High Yield Corporate Bond Fund	$ 1,797,015
44,074	SPDR Barclays Capital High Yield Bond ETF	1,801,745
		3,598,760
	EQUITY FUNDS - 79.3%
44,600	iShares MSCI EAFE Index Fund	2,542,646
36,200	iShares Russell 2000 Index Fund	2,545,222
30,800	iShares S&P MidCap 400 Index Fund	2,549,008
19,500	Powershares QQQ	1,017,705
1,812	ProShares Ultra MSCI EAFE	145,848
373	ProShares UltraPro MidCap400	44,767
128	ProShares UltraPro QQQ *	16,726
375	ProShares UltraPro Russell2000 *	43,069
148	ProShares UltraPro S&P 500	25,196
20,100	SPDR S&P 500 ETF Trust	2,382,453
70,700	Vanguard Europe Pacific ETF	2,538,129
		13,850,769

	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,376,689)	17,449,529

	SHORT-TERM INVESTMENTS - 0.5%
92,620	AIM STIT - Liquid Assets Portfolio, to yield 0.12% *	92,620
	(Cost $92,620)

	TOTAL INVESTMENTS - 100.4% (Cost - $16,469,309)(a)	$ 17,542,149
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(62,734)
	NET ASSETS - 100.0%	$ 17,479,415

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1,074,060
Unrealized depreciation:		(1,220)
Net unrealized appreciation:		$ 1,072,840

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments
October 31, 2010 (Unaudited)

Shares		Market Value

	MUTUAL FUNDS - 64.7%
	DEBT FUNDS - 64.7%
74,459	American Century High-Yield Fund - Investor Class	$ 457,920
57,950	Columbia Conservative High Yield Fund - Class Z	461,283
10,867	Fifth Third High Yield Bond Fund - Institutional Class	107,587
10,384	Forward High Yield Bond Fund - Institutional Class	105,192
61,782	Hartford High Yield Fund - Institutional Class	456,571
14,265	Hartford High Yield Fund - Class R5	105,135
16,556	MFS High Yield Opportunities Fund - Class R4	106,126
572,870	PIMCO High Yield Fund - Institutional Class	5,384,976
42,915	Pioneer Global High Yield Fund - Class Z	466,055
46,849	Pioneer High Yield Fund - Class Z	461,933
56,099	Principal High Yield Fund - Institutional Class	457,766
39,911	Principal High Yield Fund I - Institutional Class	464,163
82,831	Prudential High Yield Fund Inc. - Class Z	458,885
46,807	RidgeWorth SEIX High Yield Bond Fund - Institutional Class	463,391
67,191	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	498,560
11,792	Touchstone High Yield Fund - Class Y	105,307
	TOTAL MUTUAL FUNDS (Cost - $10,044,392)	10,560,850

	EXCHANGE TRADED FUNDS - 34.0%
	DEBT FUND - 34.0%
31,900	iShares iBoxx $ High Yield Corporate Bond Fund	2,894,606
65,100	SPDR Barclays Capital High Yield Bond ETF	2,661,288
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,379,242)	5,555,894

	SHORT-TERM INVESTMENTS - 0.5%
79,414	AIM STIT - Liquid Assets Portfolio, to yield 0.12% *	79,414
	(Cost $79,414)

	TOTAL INVESTMENTS - 99.2% (Cost - $15,423,634)(a)	$ 16,196,158
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.8%	123,565
	NET ASSETS - 100.0%	$ 16,319,723

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 772,524
Unrealized depreciation:		-
Net unrealized appreciation:		$ 772,524

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments
October 31, 2010 (Unaudited)

Shares		Market Value

EXCHANGE TRADED FUNDS - 99.0%
EQUITY FUND - 99.0%
96,700	iShares MSCI EAFE Index Fund	$ 5,512,867
156,100	Vanguard Europe Pacific ETF	5,603,990
	TOTAL EXCHANGE TRADED FUNDS	11,116,857
(Cost - $10,267,879)

SHORT-TERM INVESTMENTS - 0.8%
93,317	AIM STIT - Liquid Assets Portfolio, to yield 0.12% *
	(Cost $93,317)	93,317

TOTAL INVESTMENTS - 99.8%
	(Cost - $10,361,196)(a)	$ 11,210,174
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.2%	22,911
	NET ASSETS - 100.0%	$ 11,233,085

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
2	MSCI EAFE Index maturing September 2010	$ 11,965
(Underlying Face Amount at Value $161,520)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 848,978
Unrealized depreciation:		-
Net unrealized appreciation:		$ 848,978

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Portfolio of Investments
October 31, 2010 (Unaudited)

Shares		Market Value

SHORT-TERM INVESTMENTS - 78.5%
8,082,656	AIM STIT - Liquid Assets Portfolio, to yield 0.02% *
	(Cost $8,082,656)	$ 8,082,656

TOTAL INVESTMENTS - 78.5%
	(Cost - $8,082,656)(a)	$ 8,082,656
	ASSETS IN EXCESS OF OTHER LIABILITIES - 21.5%	2,219,573
	NET ASSETS - 100.0%	$ 10,302,229

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
16	NASDAQ 100 maturing December 2010	$ 326,800
25	S&P 500 maturing December 2010	412,800
	TOTAL FUTURES CONTRACTS	$ 739,600
(Underlying Face Amount at Value $10,768,325)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
October 31, 2010 (Unaudited)

Shares		Market Value

SHORT-TERM INVESTMENTS - 80.7%
11,710,738	AIM STIT - Liquid Assets Portfolio, to yield 0.12% *
	(Cost $11,710,738)	$ 11,710,738

TOTAL INVESTMENTS - 80.7%
	(Cost - $11,710,738)(a)	$ 11,710,738
	ASSETS IN EXCESS OF OTHER LIABILITIES - 19.3%	2,809,266
	NET ASSETS - 100.0%	$ 14,520,004

Number of Contracts		Unrealized Appreciation
FUTURES CONTRACTS
92	S&P Midcap 400 E-Mini maturing December 2010	$ 455,310
107	Russell Mini maturing December 2010	560,580
	TOTAL FUTURES CONTRACTS	$ 1,015,890
(Underlying Face Amount at Value $15,126,540)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
October 31, 2010 (Unaudited)

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at cost	$ 58,629,806	$ 16,469,309	$ 15,423,634	$ 10,361,196	$ 8,082,656	$ 11,710,738
Investments, at value	$ 66,582,908	$ 17,542,149	$ 16,196,158	$ 11,210,174	$ 8,082,656	$ 11,710,738
Receivable for securities sold	327,953	22,284	-	-	-	-
Deposits for Futures Contracts	220,796	-	-	110,292	2,203,246	2,794,874
Dividends and interest receivable	1	27	52,811	9	836	1,207
Due from Advisor	-	-	-	5,225	7,275	2,199
Receivable for fund shares sold	6,961	-	514,338	19,338	14,503	24,172
Prepaid expenses and other assets	37,956	22,215	14,985	15,477	15,478	14,931
Total Assets	67,176,575	17,586,675	16,778,292	11,360,515	10,323,994	14,548,121

LIABILITIES:
Due to custodian	283,146	-	-	-	-	-
Accrued Advisory Fees	60,256	4,548	2,809	-	-	-
Payable for securities purchased	27,600	89,316	428,944	105,096	-	-
Payable for fund shares redeemed	13,000	-	223	369	252	370
Payable to Affiliates	1,931	7,271	11,605	8,778	8,534	13,011
Accrued expenses and other liabilities	2,452	6,125	14,988	13,187	12,979	14,736
Total Liabilities	388,385	107,260	458,569	127,430	21,765	28,117

Net Assets	$ 66,788,190	$ 17,479,415	$ 16,319,723	$ 11,233,085	$ 10,302,229	$ 14,520,004

NET ASSETS CONSIST OF:
Paid in capital	60,297,886	16,458,674	15,529,510	10,537,374	9,736,541	13,875,167
Undistributed net investment income (loss)	(554,457)	23,686	4,526	(42,339)	(37,558)	(50,036)
Accumulated net realized gain
(loss) on investments	(960,616)	(75,785)	13,163	(122,893)	(136,354)	(321,017)
Net unrealized appreciation (depreciation) on:
Investments	7,953,102	1,072,840	772,524	848,978	-	-
Futures	52,275	-	-	11,965	739,600	1,015,890
Net Assets	$ 66,788,190	$ 17,479,415	$ 16,319,723	$ 11,233,085	$ 10,302,229	$ 14,520,004

Shares of beneficial interest outstanding	5,191,200	1,720,806	1,538,081	1,047,741	972,055	1,388,657
Net Asset Value, offering price and
redemption price per share	$ 12.87	$ 10.16	$ 10.61	$ 10.72	$ 10.60	$ 10.46

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Period Ended October 31, 2010 (Unaudited)

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund (a)	Fund (b)	Fund (c)	Fund (c)	Fund (c)	Fund (c)

Investment Income:
Interest income	$ 11,286	$ 674	$ 573	$ 1,650	$ 4,202	$ 5,667
Dividend income	219,118	56,096	331,633	-	-	-
Total Investment Income	230,404	56,770	332,206	1,650	4,202	5,667

Operating Expenses:
Investment Advisory Fees	407,391	25,784	49,870	35,874	34,048	45,423
Administration fees	34,180	3,239	5,948	4,228	4,047	5,519
Fund Accounting fees	21,976	3,978	10,554	7,694	7,694	10,554
Professional fees	15,348	4,983	9,901	8,668	8,668	9,901
Registration fees	14,958	7,233	11,835	11,835	11,835	11,835
Transfer Agent fees	12,100	2,170	5,276	4,043	4,043	5,276
Custody fees	6,732	1,808	3,671	3,079	3,079	3,671
Compliance officer fees	6,357	1,809	3,946	3,946	3,946	3,946
Printing expenses	4,987	1,126	2,589	1,727	1,727	2,589
Trustees' fees	2,743	904	1,973	1,973	1,973	1,973
Insurance expenses	1,496	804	1,849	1,233	1,233	1,849
Miscellaneous expenses	997	482	789	789	789	789
Total Operating Expenses	529,265	54,320	108,201	85,089	83,082	103,325
Less: Expenses waived and / or
reimbursed by Adviser	(40,197)	(21,236)	(47,061)	(41,100)	(41,322)	(47,622)
Net Operating Expenses	489,068	33,084	61,140	43,989	41,760	55,703

Net Investment Income (Loss)	(258,664)	23,686	271,066	(42,339)	(37,558)	(50,036)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,403,049)	(75,785)	13,163	(122,893)	(136,354)	(321,017)
Net change in unrealized appreciation
(depreciation) on:
Investments	5,439,049	1,072,840	772,524	848,978	-	-
Futures Contracts	48,380	-	-	11,965	739,600	1,015,890
Net Realized and Unrealized
Gain (Loss) on Investments	84,380	997,055	785,687	738,050	603,246	694,873

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (174,284)	$ 1,020,741	$ 1,056,753	$ 695,711	$ 565,688	$ 644,837

(a)	The Toews Hedged Emerging Markets Fund commenced operations on May 15, 2009
(b)	The Toews Hedged Growth Allocation Fund commenced operations on August 2, 2010
(c)	The Toews Hedged High Yield Bond Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund commenced operations on June 4, 2010

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Emerging Markets		Toews Hedged Growth Allocation	Toews Hedged High Yield Bond
	Fund		Fund	Fund

	Six Months Ended		Period Ended	Period Ended
	October 31, 2010	Year Ended	October 31, 2010	October 31, 2010
	(Unaudited)	April 30, 2010 (a)	(Unaudited) (b)	(Unaudited) (c)
Operations:
Net investment income (loss)	$ (258,664)	$ (29,031)	$ 23,686	$ 271,066
Net realized gain (loss) on investments	(5,403,049)	4,442,433	(75,785)	13,163
Net change in unrealized appreciation
(depreciation) on investments	5,487,429	2,517,948	1,072,840	772,524
Net increase (decrease) in net assets
resulting from operations	(174,284)	6,931,350	1,020,741	1,056,753

Distributions to Shareholders:
Net Investment Income:	-	(266,762)	-	(266,540)
Total Dividends and Distributions
to Shareholders	-	(266,762)	-	(266,540)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	10,587,723	65,454,091	16,609,718	16,276,118
Reinvestment of dividends and distributions	-	219,962	-	250,943
Cost of shares redeemed	(12,902,722)	(3,061,168)	(151,044)	(997,551)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(2,314,999)	62,612,885	16,458,674	15,529,510

Total Increase (Decrease) in Net Assets	(2,489,283)	69,277,473	17,479,415	16,319,723

Net Assets:
Beginning of period	69,277,473	-	-	-
End of period*	$ 66,788,190	$ 69,277,473	$ 17,479,415	$ 16,319,723
* Includes undistributed net investment
income (loss) at end of period	$ (258,664)	$ (29,031)	$ 23,686	$ 271,066

(a)	The Toews Hedged Emerging Markets Fund commenced operations on May 15, 2009
(b)	The Toews Hedged Growth Allocation Fund commenced operations on August 2, 2010
(c)			The Toews Hedged High Yield Bond Fund commenced operations on June 4, 2010

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged International	Toews Hedged Large Cap	Toews Hedged Small & Mid Cap
	Developed Markets Fund	Fund	Fund

	Period Ended	Period Ended	Period Ended
	October 31, 2010	October 31, 2010	October 31, 2010
	(Unaudited) (a)	(Unaudited) (a)	(Unaudited) (a)
Operations:
Net investment income (loss)	$ (42,339)	$ (37,558)	$ (50,036)
Net realized gain (loss) on investments	(122,893)	(136,354)	(321,017)
Net change in unrealized appreciation
(depreciation) on investments	860,943	739,600	1,015,890
Net increase (decrease) in net assets
resulting from operations	695,711	565,688	644,837

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	11,318,424	10,956,055	14,773,440
Cost of shares redeemed	(781,050)	(1,219,514)	(898,273)
Net increase (decrease) in net assets from
share transactions of beneficial interest	10,537,374	9,736,541	13,875,167

Total Increase (Decrease) in Net Assets	11,233,085	10,302,229	14,520,004

Net Assets:
Beginning of period	-	-	-
End of period*	$ 11,233,085	$ 10,302,229	$ 14,520,004
* Includes undistributed net investment
income (loss) at end of year	$ (42,339)	$ (37,558)	$ (50,036)

(a)	The Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund commenced operations on
June 4, 2010.

See accompanying notes to financial statements.

Toews Hedged Emerging Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period

	For the Six Months	For the Period
	ended	ended
	October 31, 2010	April 30, 2010*

Net asset value, beginning of period	$ 12.85	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.05)	(0.01)
Net realized and unrealized gain on investments	0.07	2.92
Total from investment operations	0.02	2.91

LESS DISTRIBUTIONS:
From net investment income	-	(0.06)
From net realized gains on investments	-	-
Total distributions	-	(0.06)

Net asset value, end of period	$ 12.87	$ 12.85

Total return (b)	0.16%	29.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 66,788	$ 69,277
Ratios to average net assets
Expenses, net of reimbursement (c) (f)	1.50%	1.50%
Expenses, before reimbursement (c) (f)	1.62%	1.78%
Net investment loss, net of reimbursement (c) (e)	(0.79)%	(0.07)%
Net investment loss, before reimbursement (c) (e)	(0.92)%	(0.35)%
Portfolio turnover rate (d)	98%	206%

* The Fund commenced operations on May 15, 2009.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Not annualized.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
ended
October 31, 2010*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.02
Net realized and unrealized gain on investments	0.14
Total from investment operations	0.16

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gains on investments	-
Total distributions	-

Net asset value, end of period	$ 10.16

Total return (b)	1.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 17,479
Ratios to average net assets
Expenses, net of reimbursement (c) (f)	1.25%
Expenses, before reimbursement (c) (f)	2.05%
Net investment loss, net of reimbursement (c) (e)	0.89%
Net investment loss, before reimbursement (c) (e)	0.09%
Portfolio turnover rate (d)	26%

* The Fund commenced operations on August 2, 2010.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Not annualized.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
ended
October 31, 2010*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	0.22
Net realized and unrealized gain on investments	0.64
Total from investment operations	0.86

LESS DISTRIBUTIONS:
From net investment income	(0.25)
From net realized gains on investments	-
Total distributions	(0.25)

Net asset value, end of period	$ 10.61

Total return (b)	8.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 16,320
Ratios to average net assets
Expenses, net of reimbursement (c) (f)	1.25%
Expenses, before reimbursement (c) (f)	2.21%
Net investment loss, net of reimbursement (c) (e)	5.54%
Net investment loss, before reimbursement (c) (e)	4.58%
Portfolio turnover rate (d)	7%

* The Fund commenced operations on June 4, 2010.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Not annualized.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
ended
October 31, 2010*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.05)
Net realized and unrealized gain on investments	0.77
Total from investment operations	0.72

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gains on investments	-
Total distributions	-

Net asset value, end of period	$ 10.72

Total return (b)	7.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 11,233
Ratios to average net assets
Expenses, net of reimbursement (c) (f)	1.25%
Expenses, before reimbursement (c) (f)	2.42%
Net investment loss, net of reimbursement (c) (e)	(1.20)%
Net investment loss, before reimbursement (c) (e)	(2.37)%
Portfolio turnover rate (d)	150%

* The Fund commenced operations on June 4, 2010.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Not annualized.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Hedged Large Cap Core Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
ended
October 31, 2010*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.04)
Net realized and unrealized gain on investments	0.64
Total from investment operations	0.60

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gains on investments	-
Total distributions	-

Net asset value, end of period	$ 10.60

Total return (b)	6.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,302
Ratios to average net assets
Expenses, net of reimbursement (c) (f)	1.25%
Expenses, before reimbursement (c) (f)	2.49%
Net investment loss, net of reimbursement (c) (e)	(1.12)%
Net investment loss, before reimbursement (c) (e)	(2.36)%
Portfolio turnover rate (d)	0%

* The Fund commenced operations on June 4, 2010.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Not annualized.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout the period

For the Period
ended
October 31, 2010*

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.04)
Net realized and unrealized gain on investments	0.50
Total from investment operations	0.46

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gains on investments	-
Total distributions	-

Net asset value, end of period	$ 10.46

Total return (b)	29.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 14,520
Ratios to average net assets
Expenses, net of reimbursement (c) (f)	1.25%
Expenses, before reimbursement (c) (f)	2.32%
Net investment loss, net of reimbursement (c) (e)	(1.12)%
Net investment loss, before reimbursement (c) (e)	(2.19)%
Portfolio turnover rate (d)	0%

* The Fund commenced operations on June 4, 2010.
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b)

Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Not annualized.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Funds

Notes to Financial Statements

October 31, 2010 (Unaudited)

NOTE 1. ORGANIZATION

The Toews Funds (each a “Fund”, collectively the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The Funds are the Toews Hedged Emerging Markets Fund (the “Emerging Markets Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund), Toews Hedged International Developed Markets Fund (the “International Developed Markets Fund”), Toews Hedged Large Cap Fund (the “Large Cap Fund”) and Toews Hedged Small & Mid Cap Fund (the “Small & Mid Cap Fund”.  The primary investment objective of each Fund is as follows:

Fund

Primary Objective

Emerging Markets Fund

Growth

Growth Allocation Fund

Growth

High Yield Bond Fund

Income

International Developed Markets Fund

Growth

Large Cap Fund

Growth

Small & Mid Cap Fund

Growth

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010 for the Funds’ assets and liabilities measured at fair value:

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 66,582,908	-	-	$ 66,582,908
Futures Contracts	52,275	-	-	52,275
Total	$ 66,635,183	-	-	$ 66,635,183

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 17,449,530	-	-	$ 17,449,530
Short-Term Investments	92,620	-	-	92,620
Total	$ 17,542,150	-	-	$ 17,542,150

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 10,560,850	-	-	$ 10,560,850
Exchange Traded Funds*	5,555,894	-	-	5,555,894
Short-Term Investments	79,414	-	-	79,414
Total	$ 16,196,158	-	-	$ 16,196,158

International Developed Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 11,116,857	-	-	$ 11,116,857
Short-Term Investments	93,317	-	-	93,317
Futures Contracts	11,965	-	-	11,965
Total	$ 11,222,139	-	-	$ 11,222,139

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Large Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 8,082,656	-	-	$ 8,082,656
Futures Contracts	739,600	-	-	739,600
Total	$ 8,822,256	-	-	$ 8,822,256

Small & Mid Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 11,710,738	-	-	$ 11,710,738
Futures Contracts	1,015,890	-	-	1,015,890
Total	$ 12,726,628	-	-	$ 12,726,628

*Please refer to the Schedule of Investments for Industry classifications.

The Funds did not hold any Level 3 securities during the period.

Security Transactions and Investment Income- Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities

Expenses- Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2009) or expected to be taken in the Funds 2010 tax returns.  The Funds identify its major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds- The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective.  To manage equity price risk, the Fund may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

As of October 31, 2010, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Fund

Unrealized Appreciation (Depreciation)

Realized Gain (Loss)

Emerging Markets Fund

$      52,275

          $   (46,641)

International Developed Markets Fund

        11,965

                 (1,640)

Large Cap Fund

      739,600

            (135,625)

Small & Mid Cap Fund

   1,015,890

            (318,060)

Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

Dividends and Distributions- The Funds will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually except for the High Yield Bond which will pay dividends from net investment income, if any, monthly and pay distributions from net realized capital gains, if any, annually.  The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification- The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Manager”).  The Manager has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios, subject to the authority of the Board.  The Manager receives a monthly fee payable by the Funds and calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Fund and 1.00% of the average daily net assets of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds.

The Manager has contractually agreed to waive its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) at least until August 31, 2011, so that the total annual operating expenses of the Emerging Markets Fund does not exceed 1.50%, and the expenses of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds do not exceed 1.25% of average daily net assets.  For the period ended October 31, 2010, the Manager waived the following fees:

Fund

Fees Waived

Emerging Markets Fund

    $40,197

Growth Allocation Fund

      21,236

High Yield Bond Fund

      47,061

International Developed Markets Fund

      41,100

Large Cap Fund

      41,322

Small & Mid Cap Fund

      47,622

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

Fees waived or expenses reimbursed may be recouped by the Manager from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above.  The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund

April 2013

April 2014

Emerging Markets Fund

 $114,933

   $40,197

Growth Allocation Fund

-

   $21,236

High Yield Bond Fund

                -

   $47,061

International Developed Markets Fund

-                  $41,100

Large Cap Fund

                -

   $41,322

Small & Mid Cap Fund

                -

   $47,622

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS provides administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements with GFS are as follows:

Administration - The Funds pay GFS a basis point fee in decreasing amounts as Funds assets reach certain breakpoints.  The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $20,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $250 million in net assets

  8 basis points or 0.08% per annum on the next $250 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $500 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Funds pay GFS a base annual fee of $22,000 per fund plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  1 basis point or 0.01% on net assets over $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly per fund as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Funds for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the period ended October 31, 2010, is summarized below.

Emerging Markets Fund

  $6,357

Growth Allocation Fund

    1,809

High Yield Bond Fund

    3,946

International Developed Markets Fund

    3,946

Large Cap Fund

    3,946

Small & Mid Cap Fund

    3,946

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom’s collection for EDGAR and printing services performed, for the period months ended October 31, 2010, is summarized below.

Emerging Markets Fund

$10,785

Growth Allocation Fund

        423

High Yield Bond Fund

        369

International Developed Markets Fund

        364

Large Cap Fund

        402

Small & Mid Cap Fund

        415

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the period ended October 31, 2010, the Funds did not pay distribution related charges pursuant to the Plan.

Trustees – The Funds pay each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $12,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Trust pays the chairperson of the Audit committee an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the period ended October 31, 2010, amounted to the following:

Fund

  Purchases

       Sales

Emerging Markets Fund

$52,333,555

$55,054,793

Growth Allocation Fund

  19,483,618

     3,031,144

High Yield Bond Fund

  16,307,959

        976,901

International Developed Markets Fund

  19,367,429

     8,978,329

Large Cap Fund

                     -

                     -

Small & Mid Cap Fund

                     -

                     -

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the Emerging Markets Fund for the following period was as follows:

As of April 30, 2010, the components of accumulated earnings/(deficit) on a tax basis for the Emerging Markets Fund  were as follows:

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2010 (Unaudited)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the mark-to-market on open futures contracts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the tax year ended April 30, 2010 as follows: a decrease in undistributed net investment loss of $295,793 and a decrease in accumulated net realized gain from security transactions of $295,793.

NOTE 6.  NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE 7.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Toews Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on May 1, 2010 or the respective Fund’s inception date and held until October 31, 2010.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period*	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period*	Fund’s Annualized Expense Ratio

Hedged Emerging Markets Fund	$1,000.00	$1,001.60	$ 7.57	$1,000.00	$1,017.64	$ 7.63	1.50%
	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 6/4/10	Ending Account Value 10/31/10	Expenses Paid During Period**	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period*	Fund’s Annualized Expense Ratio

Hedged High Yield Bond Fund	$1,000.00	$1,081.50	$ 5.35	$1,000.00	$1,018.90	$ 6.36	1.25%
Hedged International Developed Markets Fund	$1,000.00	$1,072.00	$ 5.32	$1,000.00	$1,018.90	$ 6.36	1.25%
Hedged Large Cap Fund	$1,000.00	$1,060.00	$ 5.29	$1,000.00	$1,018.90	$ 6.36	1.25%
Hedged Small & Mid Cap Fund	$1,000.00	$1,046.00	$ 5.26	$1,000.00	$1,018.90	$ 6.36	1.25%
	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 8/2/10	Ending Account Value 10/31/10	Expenses Paid During Period***	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expenses Paid During Period*	Fund’s Annualized Expense Ratio

Hedged Growth Allocation Fund	$1,000.00	$1,016.00	$ 3.14	$1,000.00	$1,018.90	$ 6.36	1.25%

*Expenses Paid During  are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period ending October 31, 2010).

**Expenses Paid During  are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 150/365 (to reflect the number of days in the period ending October 31, 2010).

***Expenses Paid During  are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 91/365 (to reflect the number of days in the period ending October 31, 2010).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

TOEWS FUNDS

Adviser	Toews Corporation Cornerstone Commerce Center 1201 New Road, Suite 111 Linwood, NJ 08221
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, Ohio 45263

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

Toews Hedged Emerging Markets Fund • 4020 South 147th St. • Suite 2 • Omaha, NE 68137

1-877-558-6397

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/10/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/10/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/10/11